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                                                       [LOGO] Lincoln
                                                              Financial Group
                                                              Lincoln Life

The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR

May 4, 2006

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re:  Lincoln Life Flexible Premium Variable Life Account S
      (the "Separate Account")
     The Lincoln National Life Insurance Company ("Lincoln")
     File No. 333-104719; 811- 09241; CIK: 0001080299
     Rule 497(j) Filing

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 7, 2006.

Sincerely,

/s/ Lawrence A. Samplatsky
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Lawrence A. Samplatsky, Esquire
Assistant Vice President and Senior Counsel